Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 125,178	$ 87,530	$ 65,680
Less accumulated depreciation and amortization	(25,624)	(22,191)	(15,848)
Property, plant and equipment—net	99,554	65,339	49,832
Buildings and Improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	36,126	25,075	20,330
Machinery, Equipment, Vehicles and Office Furniture [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	50,594	24,848	23,755
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	6,970	5,617	3,836
Launch Site Assets [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	12,212	9,611	7,582
Construction In Process [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 19,276	$ 22,379	$ 10,177